ACQUIISTIONS (Details) - USD ($) $ in Thousands			3 Months Ended		5 Months Ended
	Jan. 20, 2015	Mar. 28, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015
Golar Eskimo
Business Combinations [Abstract]
Others	$ 150
Business Acquisition
Interest in entities acquired	100.00%
Purchase consideration	$ 390,000
Assumed long-term debt	162,830
Revenue contributed by acquiree			$ 12,400		$ 22,000
Net income contributed by acquiree			$ 10,400		$ 18,600
Adjustment for the interest rate swap asset (liability) assumed	0
Purchase price adjustments	$ 0
Golar Igloo
Business Combinations [Abstract]
Others		$ 2,953
Business Acquisition
Interest in entities acquired		100.00%
Assumed long-term debt		$ 161,270
Revenue contributed by acquiree				$ 14,700
Net income contributed by acquiree				$ 8,500
Adjustment for the interest rate swap asset (liability) assumed		3,636
Purchase price adjustments		$ 3,635